UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:             (212) 632-6000

Date of fiscal year end:          12/31

Date of reporting period:       3/31/2009

FORM N-Q

Item 1.   Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
March 31, 2009 (unaudited)

Description	Shares	Value
Common Stocks — 99.4%
Finland—1.9%
Nokia Corp. Sponsored ADR	192,800	$2,249,976

France—7.8%
GDF Suez Sponsored ADR	75,981	2,594,751
Sanofi-Aventis ADR	105,200	2,938,236
Societe Generale Sponsored ADR	72,000	563,040
Total SA Sponsored ADR	64,000	3,139,840
Total France		9,235,867

Ireland—1.8%
CRH PLC Sponsored ADR	98,300	2,137,042

Italy—1.2%
Eni SpA Sponsored ADR	36,350	1,392,932

Japan—6.9%
Canon, Inc. Sponsored ADR	44,700	1,297,641
Hoya Corp. Sponsored ADR	73,500	1,448,685
Mitsubishi UFJ Financial Group, Inc. ADR	528,000	2,597,760
Nomura Holdings, Inc. ADR	332,600	1,672,978
Sumitomo Mitsui Financial Group, Inc. ADR	321,200	1,117,776
Total Japan		8,134,840

Netherlands—2.7%
Heineken NV ADR	225,600	3,192,240

Singapore—3.1%
Singapore Telecommunications, Ltd. ADR	217,400	3,619,710

Sweden—0.8%
Telefonaktiebolaget LM Ericsson Sponsored ADR	123,800	1,001,542

Switzerland—11.7%
Credit Suisse Group AG Sponsored ADR	73,400	2,237,966
Nestle SA Sponsored ADR	86,000	2,885,300
Novartis AG ADR	78,900	2,984,787
Roche Holding AG Sponsored ADR	92,400	3,178,560
UBS AG (a)	107,587	1,014,545
Zurich Financial Services AG ADR	92,500	1,465,200
Total Switzerland		13,766,358

United Kingdom—18.3%
BP PLC Sponsored ADR	97,100	3,893,710
Cadbury PLC Sponsored ADR	72,128	2,185,479
Diageo PLC Sponsored ADR (c)	101,100	4,524,225
GlaxoSmithKline PLC Sponsored ADR	80,200	2,491,814
HSBC Holdings PLC Sponsored ADR	108,091	3,050,328
Tesco PLC Sponsored ADR	153,200	2,178,504
Vodafone Group PLC Sponsored ADR	191,712	3,339,623
Total United Kingdom		21,663,683

United States — 43.2%
Bank of New York Mellon Corp.	103,600	2,926,700
Bristol-Myers Squibb Co.	92,600	2,029,792
Cisco Systems, Inc. (a)	220,400	3,696,108
ConocoPhillips	32,900	1,288,364
Exxon Mobil Corp.	70,400	4,794,240
General Electric Co.	116,300	1,175,793
International Business Machines Corp.	58,700	5,687,443
Johnson & Johnson (c)	104,300	5,486,180
JPMorgan Chase & Co. (c)	148,896	3,957,656
Microsoft Corp.	326,400	5,995,968
Oracle Corp.	184,300	3,330,301
The Home Depot, Inc.	165,500	3,899,180
United Technologies Corp.	68,900	2,961,322
Wyeth	88,900	3,826,256
Total United States		51,055,303

Total Common Stocks
(Identified cost $163,417,218)		117,449,493

	Principal
	Amount
Description	(000) (d)	Value

Foreign Government Obligations—16.2%

Brazil—3.6%
Brazil NTN-B, 6.00%, 08/10/15	154	1,208,341
Brazil NTN-F:
10.00%, 07/01/10	2,641	1,138,048
10.00%, 01/01/12	4,500	1,940,582
Total Brazil		4,286,971

Ghana—0.3%
Ghanaian Government Bonds:
13.50%, 03/29/10	420	251,810

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value
14.00%, 03/07/11	310	$161,112
Total Ghana		412,922

Hungary—2.5%
Hungarian Government Bonds:
6.00%, 10/12/11	81,400	301,686
7.25%, 06/12/12	451,400	1,667,920
5.50%, 02/12/14	87,700	280,219
6.75%, 02/24/17	233,760	732,360
Total Hungary		2,982,185

Israel—1.5%
Israel Government Bonds:
5.00%, 03/31/13	4,492	1,161,564
6.00%, 02/28/19	2,143	572,300
Total Israel		1,733,864

Mexico—2.6%
Mexican Bonos:
9.00%, 12/20/12	13,145	991,837
8.00%, 12/17/15	11,500	829,559
7.75%, 12/14/17	17,000	1,195,341
Total Mexico		3,016,737

Poland—2.6%
Polish Government Bonds:
6.00%, 05/24/09	5,496	1,584,108
0.00%, 07/25/11	3,642	922,522
4.75%, 04/25/12	1,872	520,193
Total Poland		3,026,823

Turkey—2.8%
Turkish Government Bonds:
14.00%, 01/19/11	3,375	2,013,532
10.00%, 02/15/12	2,365	1,323,696
Total Turkey		3,337,228

Uganda—0.3%
Uganda Government Bond,
10.00%, 04/01/10	676,000	297,600

Total Foreign Government
Obligations
(Identified cost $21,888,640)		19,094,330

Structured Notes—2.5%
Brazil—0.9%
Citigroup Funding, Inc. Brazil Inflation-Indexed Currency and Credit Linked Unsecured Notes NTN-B,
6.00%, 05/18/09 (e)	927	$1,085,370

Colombia — 1.6%
JPMorgan Chase & Co. Colombian Peso Linked Notes:
12.55%, 11/14/10 (e)	1,200	880,920
13.99%, 03/05/15 (e)	1,638	1,018,509
Total Colombia		1,899,429
Total Structured Notes
(Identified cost $3,765,335)		2,984,799

Supranationals—0.4%
Zambia—0.4%
European Investment Bank,
12.25%, 02/26/10
(Identified cost $831,914)	3,050,000	503,620

Description	Shares	Value
Short-Term Investment — 1.4%
SSGA U.S. Treasury Money
Market Fund, 0.00%
(Identified cost $1,710,611) (f)	1,710,611	1,710,611

Total Investments—119.9%
(Identified cost $191,613,718) (b)		$141,742,853

Liabilities in Excess of Cash and Other Assets—(19.9)%		(23,571,881)
Net Assets—100.0%		$118,170,972

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2009:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	04/02/09	1,806,900	$775,494	$778,920	$3,426	$-
BRL	05/05/09	623,560	262,000	266,762	4,762	-
CNY	06/24/09	13,508,603	2,094,000	1,977,727	-	116,273
CNY	09/08/09	2,953,900	436,000	433,114	-	2,886
COP	04/13/09	1,026,245,000	397,000	403,382	6,382	-
EUR	04/14/09	641,000	812,371	851,609	39,238	-
EUR	04/14/09	309,000	399,058	410,526	11,468	-
EUR	04/20/09	408,316	544,000	542,466	-	1,534
EUR	07/13/09	1,063,500	1,459,813	1,413,247	-	46,566
EUR	12/17/09	929,000	1,253,407	1,235,758	-	17,649
GHC	04/03/09	473,979	334,967	334,901	-	66
GHC	09/22/09	420,000	285,036	261,219	-	23,817
GHC	12/21/09	757,000	491,878	443,651	-	48,227
GHC	01/15/10	193,000	122,735	111,332	-	11,403
IDR	05/19/09	6,771,330,000	558,000	578,789	20,789	-
IDR	06/19/09	8,392,200,000	710,000	711,188	1,188	-
ILS	04/02/09	1,932,888	466,881	458,084	-	8,797
ILS	04/10/09	9,269,295	2,213,827	2,196,868	-	16,959
INR	04/13/09	38,721,980	781,000	762,536	-	18,464
INR	04/27/09	24,632,460	487,000	484,209	-	2,791
INR	05/26/09	55,426,500	1,090,000	1,086,155	-	3,845
INR	06/12/09	32,698,380	618,000	639,751	21,751	-
MXN	05/04/09	1,937,000	136,049	135,925	-	124
PEN	05/27/09	3,731,000	1,180,136	1,174,657	-	5,479
PEN	06/30/09	1,494,000	471,070	468,795	-	2,275
PEN	09/28/09	1,255,000	392,801	390,922	-	1,879
PLN	04/09/09	1,295,003	342,884	372,166	29,282	-
PLN	05/04/09	512,028	143,061	146,949	3,888	-
RUB	04/21/09	23,117,490	601,705	677,249	75,544	-
TRY	06/23/09	3,781,700	2,656,808	2,228,057	-	428,751
UGX	04/02/09	980,873,000	564,801	465,594	-	99,207
UGX	04/03/09	627,082,500	363,000	297,538	-	65,462
UGX	05/26/09	518,823,500	247,000	241,068	-	5,932
ZMK	01/11/10	699,665,000	124,717	108,977	-	15,740
Total Forward Currency Purchase Contracts			$23,816,499	$23,090,091	$217,718	$944,126

Forward Currency Sale Contracts open at March 31, 2009:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	04/02/09	1,806,900	$760,000	$778,920	$ -	$18,920
BRL	05/04/09	1,198,000	510,156	512,645	-	2,489
BRL	05/05/09	5,167,738	2,099,000	2,210,786	-	111,786
CNY	06/24/09	1,088,875	155,000	159,417	-	4,417
COP	04/13/09	368,942,000	146,000	145,018	982	-
COP	05/27/09	3,293,053,000	1,243,600	1,285,037	-	41,437
COP	08/26/09	1,363,980,000	508,000	526,085	-	18,085
COP	11/27/09	1,381,760,000	508,000	527,348	-	19,348
EUR	04/09/09	273,000	342,884	362,702	-	19,818
EUR	04/20/09	2,592,000	3,372,775	3,443,585	-	70,810
EUR	04/27/09	2,592,000	3,361,461	3,443,529	-	82,068
EUR	05/04/09	108,000	143,061	143,478	-	417
GHC	04/03/09	473,979	330,000	334,901	-	4,901
GHC	04/27/09	346,000	237,311	240,024	-	2,713
GHC	05/04/09	269,000	186,288	186,288	-	-
HUF	04/14/09	196,690,850	812,371	846,277	-	33,906
HUF	04/14/09	91,939,860	399,058	395,578	3,480	-
HUF	07/13/09	298,949,850	1,459,813	1,261,372	198,441	-
IDR	05/19/09	6,503,960,000	554,000	555,935	-	1,935
ILS	04/02/09	1,932,888	461,640	458,084	3,556	-
ILS	04/10/09	4,537,977	1,070,000	1,075,522	-	5,522
ILS	04/10/09	2,384,733	569,720	565,193	4,527	-
ILS	04/10/09	2,346,585	568,814	556,152	12,662	-
ILS	05/11/09	7,502,746	1,792,000	1,778,469	13,531	-
MXN	05/04/09	10,290,322	727,000	722,102	4,898	-
MXN	06/19/09	14,737,000	1,028,115	1,026,291	1,824	-
PEN	05/11/09	4,740,390	1,455,000	1,495,150	-	40,150
PEN	05/26/09	1,592,210	483,000	501,343	-	18,343
PLN	12/17/09	4,259,001	1,253,407	1,220,064	33,343	-
PLN	09/09/09	2,288,410	607,941	655,578	-	47,637
RUB	04/21/09	23,117,490	627,000	677,249	-	50,249
TRY	04/13/09	2,757,316	1,599,000	1,653,030	-	54,030
TRY	04/17/09	1,083,538	649,000	648,903	97	-
TRY	05/13/09	1,493,250	905,000	888,387	16,613	-
TRY	06/23/09	630,700	371,000	371,588	-	588
TRY	06/23/09	3,611,274	2,139,000	2,127,646	11,354	-
UGX	04/02/09	980,873,000	462,676	465,594	-	2,918
Total Forward Currency Sale Contracts			$33,898,091	$34,245,270	305,308	652,487

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$523,026	$1,596,613

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2009 (unaudited)

(a)	Non-income producing security.

(b)

For federal income tax purposes, the aggregate cost was $191,613,718, aggregate gross unrealized appreciation was $4,943,756, aggregate gross unrealized depreciation was $54,814,621, and the net unrealized depreciation was $49,870,865.

(c)	Segregated security for forward currency contracts.

(d)	Principal amount denominated in respective country’s currency unless otherwise specified.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2009, these securities amounted to 2.5% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of March 31, 2009.

(f)	Rate shown reflects 7 day yield as of March 31, 2009.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F

Currency Abbreviations:
BRL — Brazilian Real	INR — Indian Rupee
CNY — Chinese Renminbi	MXN — Mexican New Peso
COP — Colombian Peso	PEN — Peruvian New Sol
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RUB — Russian Ruble
HUF — Hungarian Forint	TRY — New Turkish Lira
IDR — Indonesian Rupiah	UGX — Ugandan Shilling
ILS — Israeli Shekel	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.5%
Banking	13.9
Computer Software	7.9
Drugs	14.8
Energy Integrated	12.3
Financial Services	2.3
Food & Beverages	4.3
Gas Utilities	2.2
Housing	1.8
Insurance	1.2
Manufacturing	3.5
Medical Products	4.7
Retail	5.1
Semiconductors & Components	2.3
Technology Hardware	10.7
Telecommunications	5.9
Subtotal	99.4
Foreign Government Obligations	16.2
Structured Notes	2.5
Supranationals	0.4
Short-Term Investment	1.4
Total Investments	119.9%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2009 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return & Income Fund, Inc’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be value at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (“the Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$117,449,493	$-
Level 2	18,153,837	(1,073,587)
Level 3	6,139,523	-
Total	$141,742,853	$(1,073,587)

*Other financial instruments are derivative instruments such as forward contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
In Securities
Balance as of 12/31/08	$9,362,727
Accrued discounts/premiums	13,283
Realized gain (loss)	(505,713)
Change in unrealized
appreciation/depreciation	160,292
Net purchases (sales)	(2,891,066)
Net transfers in and/or out of
Level 3	-
Balance as of 3/31/09	$6,139,523
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/09	$160,292

Accounting Pronouncement:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. SFAS 161 is intended to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosure that enables investors to better understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position. Management has evaluated the application of SFAS 161 to the Fund and has determined that there is no material impact resulting from the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.LazardNet.com as well as on the Securities and Exchange Commission's website at www.sec.gov.

Item 2.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2009